Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 826,200	$ 1,011,700
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	712,275	895,935
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	86,298	53,455
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	26,428	60,535
GBP
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,041	1,090
Euro
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 158	$ 685